Other Receivables, Net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jul. 31, 2026 CNY (¥)
Other Receivables, Net [Line Items]
Repaymebt to third party	¥ 59	$ 9	¥ 52,926
Outstanding receivable	38,240
Financing Receivables, before Allowance for Credit Loss, Average Amount Outstanding	769,153
Subsequent Event [Member]
Other Receivables, Net [Line Items]
Amount of provision					¥ 5,000
Sichuan Tianyi [Member]
Other Receivables, Net [Line Items]
Principal amount	25,000			¥ 25,000
Interest receivable	¥ 2,016			2,016
Interest rate	6.00%	6.00%
Sichuan Tianyi Real Estate Development Co Ltd [Member]
Other Receivables, Net [Line Items]
Interest rate	5.00%	5.00%
Education fee	¥ 670,300			670,300
Matures in 2026 [Member]
Other Receivables, Net [Line Items]
Repaymebt to third party				¥ 12,000
Matures in 2026 [Member] | Sichuan Tianyi Real Estate Development Co Ltd [Member]
Other Receivables, Net [Line Items]
Interest rate				3.00%
Matures in March 2026 [Member]
Other Receivables, Net [Line Items]
Interest rate				5.00%
Repaymebt to third party				¥ 40,000
Amount of provision	801,094
Third Party Investment [Member]
Other Receivables, Net [Line Items]
Interest receivable	33,515			¥ 33,515
Outstanding receivable	47,630
Financing Receivables, before Allowance for Credit Loss, Average Amount Outstanding	766,023
First Term Loan [Member]
Other Receivables, Net [Line Items]
Loans term	108,500
Second Term Loan [Member]
Other Receivables, Net [Line Items]
Loans term	8,000
Third Term Loan [Member]
Other Receivables, Net [Line Items]
Loans term	¥ 4,000
Class A Ordinary Shares [Member] | BGM [Member]
Other Receivables, Net [Line Items]
Number of shares transferred (in Shares) | shares	53,466,331	53,466,331